UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y. 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

VANECK VECTORS HIGH INCOME MLP ETF

Schedule of Investments

August 31, 2018 (Unaudited)

Number of Shares		Value
MASTER LIMITED PARTNERSHIPS — 99.3%
Energy — 78.9%
316,134	Alliance Resource Partners LP	$6,354,293
161,969	Black Stone Minerals LP	2,999,666
878,748	Capital Product Partners LP	2,627,457
123,795	CrossAmerica Partners LP	2,244,403
120,089	GasLog Partners LP	2,918,163
171,397	Global Partners LP	3,196,554
145,305	Golar LNG Partners LP	1,964,524
217,102	Hi-Crush Partners LP	2,583,514
140,155	KNOT Offshore Partners LP	3,020,340
232,610	NGL Energy Partners LP	2,651,754
100,365	Sunoco LP	2,718,888
147,630	Teekay LNG Partners LP	2,325,172
1,125,226	Teekay Offshore Partners LP	2,554,263
155,247	USA Compression Partners LP	2,564,680
		40,723,671
Materials — 10.2%
140,868	SunCoke Energy Partners LP	2,148,237
121,140	Westlake Chemical Partners LP	3,101,184
		5,249,421
Utilities — 10.2%
67,153	AmeriGas Partners LP	2,629,040
116,746	Suburban Propane Partners LP	2,638,460
		5,267,500
Total Master Limited Partnerships (Cost $43,727,103)		51,240,592
MONEY MARKET FUND — 0.0%
20,095	Dreyfus Government Cash Management Fund, Institutional Shares, 1.84% (A)
(Cost $20,095)		20,095
Total Investments - 99.3% (Cost $43,747,198)		51,260,687
Other Assets in Excess of Liabilities: 0.7%		351,913
NET ASSETS: 100.0%		$51,612,600

(A) The rate shown is the 7-day effective yield as of August 31, 2018.

LP - Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	79.5%	$40,723,671
Materials	10.2%	5,249,421
Utilities	10.3%	5,267,500
Money Market Fund	0.0%	20,095
	100.0%	$51,260,687

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended August 31, 2018. All transfers, if any, are recognized by the Fund at period end.

See Notes to Schedules of Investments

VANECK VECTORS HIGH INCOME INFRASTRUCTURE MLP ETF

Schedule of Investments

August 31, 2018 (Unaudited)

Number of Shares		Value
MASTER LIMITED PARTNERSHIPS — 90.8%
Energy — 90.8%
17,353	Andeavor Logistics LP	$843,009
29,541	Antero Midstream Partners LP	864,665
18,466	Buckeye Partners LP	651,111
25,660	Cheniere Energy Partners LP	972,514
27,771	Crestwood Equity Partners LP	1,044,190
21,824	DCP Midstream LP	899,367
64,999	Dominion Energy Midstream Partners LP	1,065,984
55,852	Enable Midstream Partners LP	869,616
63,304	Enbridge Energy Partners LP	712,803
51,620	Energy Transfer Equity LP	903,350
45,413	Energy Transfer Partners LP	1,024,063
53,563	EnLink Midstream Partners LP	953,421
13,264	EQT Midstream Partners LP	758,170
39,165	Genesis Energy LP	937,218
27,512	Holly Energy Partners LP	796,748
14,805	Noble Midstream Partners LP	648,459
40,293	NuStar Energy LP	1,115,310
20,653	Spectra Energy Partners LP	783,988
51,754	Summit Midstream Partners LP	835,827
33,295	TC PipeLines	1,112,053
20,869	Valero Energy Partners LP	746,901
22,560	Western Gas Equity Partners LP	763,882
17,517	Western Gas Partners LP	855,705
Total Master Limited Partnerships (Cost $19,778,116)		20,158,354
COMMON STOCK — 8.4%
Energy — 8.4%
53,311	EnLink Midstream LLC	868,969
40,842	Tallgrass Energy LP, Cl A	1,004,305
		1,873,274
Total Common Stock (Cost $1,837,718)		1,873,274
MONEY MARKET FUND — 0.1%
17,389	Dreyfus Government Cash Management Fund, Institutional Shares, 1.84% (A)
(Cost $17,389)		17,389
Total Investments - 99.3% (Cost $21,633,223)		22,049,017
Other Assets in Excess of Liabilities: 0.7%		153,160
NET ASSETS: 100.0%		$22,202,177

(A) The rate shown is the 7-day effective yield as of August 31, 2018.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	99.9%	$22,031,628
Money Market Fund	0.1%	17,389
	100.0%	22,049,017

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended August 31, 2018. All transfers, if any, are recognized by the Fund at period end.

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

Notes to Schedules of Investments

August 31, 2018 (Unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of VanEck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Item 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: October 26, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: October 26, 2018